Leases - The Group as a Lessee - Additional Information (Detail) - SGD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Cash outflow for leases	$ 4,960,000	$ 4,630,000	$ 3,663,000